Note 21 - Borrowings - Borrowings by Currency and Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 368	$ 11,399
Borrowings	305,354	425,999
United States of America, Dollars | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,057	9,173
United States of America, Dollars | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	230,622	260,866
Saudi Arabia, Riyals | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		9,903
Borrowings	71,501	130,113
Saudi Arabia, Riyals | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,496
Borrowings		3,018
Euro Member Countries, Euro | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	368
Borrowings	41	14,278
Argentina, Pesos | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	19	8,551
Other currency [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	88
Other currency [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 26